Document And Entity Information	Jan. 19, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 19, 2026
Entity Registrant Name	CERUS CORPORATION
Entity Central Index Key	0001020214
Entity Emerging Growth Company	false
Entity File Number	000-21937
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	68-0262011
Entity Address, Address Line One	1220 Concord Avenue, Suite 600
Entity Address, City or Town	Concord
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94520
City Area Code	925
Local Phone Number	288-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CERS
Security Exchange Name	NASDAQ